Debt and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Outstanding Debt Balances
Outstanding debt balances were as follows:

	June 30, 2016	December 31, 2015
Notes payable
Uncommitted lines of credit	$16.0	$19.2
Term loans	21.3	11.5
Other	1.7	1.3
	$39.0	$32.0
Long-term debt
Revolving credit facility	$310.0	$168.0
Term loans	1,591.5	218.5
2016 Senior Notes	400.0	—
2006 Senior Notes	—	225.0
Other	0.8	1.6
Long-term deferred financing fees	(28.3)	(6.9)
	$2,274.0	$606.2

Schedule of Long-term Debt Instruments [Table Text Block]
Below is a summary of financing and replacement facilities information, upon closing of the Acquisition and first compliance certificate:

Financing and Replacement Facilities	Interest Rate Index and Margin	Maturity/Termination Dates	Term (Years)
Credit Agreement facilities
Revolving Facility	LIBOR + 2.00%	December 2020	5
Term Loan A Facility	LIBOR + 2.00%	December 2020	5
Delayed Draw Term Loan A	LIBOR + 2.00%	December 2020	5
Term Loan B Facility ($1,000.0)	LIBOR(i) + 4.50%	November 2023	7.5
Term Loan B Facility (€350.0)	EURIBOR(ii) + 4.25%	November 2023	7.5
2016 Senior Notes	8.5%	April 2024	8

(i)	LIBOR with a floor of 0.75%.

(ii)	EURIBOR with a floor of 0.75%.

Schedule Of Cash Flows Related To Debt Borrowings And Repayments [Table Text Block]
The cash flows related to debt borrowings and repayments were as follows:

	Six Months Ended
	June 30, 2016
	June 30, 2016	June 30, 2015
Revolving credit facility borrowings (repayments), net	$142.0	$(68.0)

Proceeds from Term Loan A Facility under the Credit Agreement	$—	$230.0
Proceeds from Term Loan B Facility ($1,000.0) under the Credit Agreement	990.0	—
Proceeds from Term Loan B Facility (€350.0) under the Credit Agreement	398.1	—
Proceeds from 2016 Senior Notes	393.0	—
International short-term uncommitted lines of credit borrowings	25.9	41.2
Other debt borrowings	$1,807.0	$271.2

Payments on 2006 Senior Notes	$(225.0)	$—
Payments on Term Loan A Facility under the Credit Agreement	(5.8)	—
International short-term uncommitted lines of credit and other repayments	(25.4)	(42.3)
Other debt repayments	$(256.2)	$(42.3)